Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments and contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum payments under non-cancellable operating leases as of March 31, 2013 are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	3,039	489
2015	1,462	235
2016	36	6
2017 and thereafter	11	2
Total payments	4,548	732

Schedule of Future Minimum Payments Under the Co-Operation Agreements

As of March 31, 2013, the total future minimum payments under the co-operation agreements are as follows:

	March 31, 2013
	RMB	US$

Fiscal year ending March 31,
2014	5,770	929
2015	4,000	644
2016	4,000	644
2017	4,000	644
2018	4,000	644
2019 and thereafter	40,167	6,467
Total payments	61,937	9,972